EVENTS AFTER THE REPORTING DATE	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Notes and other explanatory information [abstract]
EVENTS AFTER THE REPORTING DATE

19.	EVENTS AFTER THE REPORTING DATE

Repurchases of ordinary shares by Codere Online

At a general meeting held on March 3, 2025, Codere Online shareholders authorized the repurchase of up to 1 million of the Company’s ordinary shares over a one-year period. As of May 28, 2025, Codere Online had repurchased 77,005 shares at an average price of $6.67 under the authorized share buyback plan.

Compliance with Nasdaq Listing Requirements

On May 1, 2025, the Company filed its 2023 annual report (ahead of the May 12th deadline), and on May 15, Nasdaq notified the Company that it had regained compliance with applicable listing requirements. As part of this determination, the Company is subject to a mandatory one-year monitoring period.

Given the delay in the filing of the 2024 annual report on Form 20-F, and the fact that the filing did not occur within the 15-day grace period provided by Nasdaq, the Company received on May 16, 2025 a new delisting notice.

Upon receipt of the delisting notice, the Company requested a hearing before the Nasdaq Hearings Panel and sought a stay of any trading suspension. However, by having filed this 2024 annual report on Form 20-F, the Company believes it has regained compliance with Nasdaq listing requirements and that the hearing will not be necessary.

18.	EVENTS AFTER THE REPORTING DATE

Liquidation of Subsidiary

On October 20, 2022, the board of directors of Codere Online Luxembourg, S.A. approved the liquidation of its Malta operating entity named Codere Online Operator LTD, of its Malta supporting entity named Codere Online Management Services LTD and of its Gibraltar supporting entity named Codere (Gibraltar) Marketing Services LTD. The liquidation is expected to be completed on or before December 31, 2023, subject to customary closing conditions. Codere Online voluntarily surrendered its B2C license on February 28, 2023 as it does not currently offer online casino and sports betting to customers located in Malta. On March 3, 2023, Codere Online voluntarily surrendered its B2B license, which authorized the provision of B2B gaming services

The liquidation represents a significant event for Codere Online Luxembourg, S.A. This liquidation is not expected to have any significant financial impact in the financial statements for the period in which the liquidation occurs.

Board composition changes

On March 1, 2023, Moshe Edree was replaced by Aviv Sher as a Chief Executive Officer of Codere Online Luxembourg, S.A.

2023 Proposed Restructuring

On March 29, 2023, the Codere Group announced a new financial restructuring process (the “2023 Proposed Restructuring”). As part of the 2023 Proposed Restructuring, the Codere Group has entered into a lock-up agreement with a group of its bondholders which provides for a standstill period that is designed to enable the Codere Group to implement a further restructuring of its liabilities. As reported by the Codere Group on April 19, 2023, the Codere Group obtained shareholder approval and received significant positive engagement from noteholders in connection with the 2023 Proposed Restructuring. The Codere Group is in the process of preparing the relevant documentation for the purposes of implementing the 2023 Proposed Restructuring by no later than the end of the second quarter of 2023. The structure of the restructuring is expected to include the provision of €100 million in new money and the amendment of certain maturities, coupon amounts and composition, seniority and other terms of the Codere Group’s existing liabilities.

There were no additional events subsequent to the closing date which could have a significant effect on the Group’s audited consolidated carve-out financial statements.